UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1: Schedule of Investments

Morgan Growth Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.7%)[1]
Consumer Discretionary (17.9%)
Home Depot Inc.	1,543,875	119,604
TJX Cos. Inc.	2,216,384	110,952
Lowe's Cos. Inc.	2,394,722	97,944
* Amazon.com Inc.	352,452	97,872
* O'Reilly Automotive Inc.	781,155	87,974
Comcast Corp. Class A	1,956,577	81,941
Starwood Hotels & Resorts Worldwide Inc.	1,051,797	66,463
NIKE Inc. Class B	982,434	62,561
Ralph Lauren Corp. Class A	336,106	58,395
* priceline.com Inc.	65,388	54,084
Omnicom Group Inc.	793,204	49,869
News Corp. Class A	1,434,981	46,780
Wyndham Worldwide Corp.	747,544	42,782
Inditex SA ADR	1,530,274	37,844
* Michael Kors Holdings Ltd.	591,825	36,705
Sirius XM Radio Inc.	10,585,012	35,460
* Dollar Tree Inc.	575,160	29,241
* LKQ Corp.	1,135,543	29,240
Wynn Resorts Ltd.	214,131	27,409
Ford Motor Co.	1,763,451	27,281
Buckle Inc.	502,443	26,137
Harley-Davidson Inc.	457,615	25,086
PetSmart Inc.	371,201	24,867
Gap Inc.	578,071	24,123
* Urban Outfitters Inc.	584,406	23,505
* CarMax Inc.	452,610	20,892
* Discovery Communications Inc.	298,190	20,772
Dick's Sporting Goods Inc.	409,475	20,498
Prada SPA	2,216,385	19,987
* Discovery Communications Inc. Class A	214,582	16,568
Tractor Supply Co.	117,465	13,815
* ASOS plc ADR	208,106	12,757
VF Corp.	63,216	12,204
* TRW Automotive Holdings Corp.	183,200	12,172
Time Warner Cable Inc.	107,400	12,080
* DIRECTV	188,800	11,634
Delphi Automotive plc	229,500	11,633
CBS Corp. Class B	212,600	10,390
PVH Corp.	82,700	10,342
Walt Disney Co.	160,300	10,123
* Imax Corp.	402,520	10,007
GNC Holdings Inc.	219,580	9,708
* Ulta Salon Cosmetics & Fragrance Inc.	93,675	9,382
McDonald's Corp.	88,500	8,762
Service Corp. International	424,275	7,650
* Bed Bath & Beyond Inc.	104,441	7,405
* Goodyear Tire & Rubber Co.	471,800	7,214
Dunkin' Brands Group Inc.	157,573	6,747
Macy's Inc.	136,200	6,538

*	Jarden Corp.	149,175	6,526
*	PulteGroup Inc.	333,100	6,319
	Comcast Corp.	158,100	6,272
	Tiffany & Co.	84,800	6,177
	Target Corp.	89,400	6,156
	News Corp. Class B	164,200	5,389
*	Chipotle Mexican Grill Inc. Class A	13,490	4,915
	Starbucks Corp.	66,000	4,322
	Whirlpool Corp.	26,500	3,031
*,^ ITT Educational Services Inc.		114,392	2,791
*	CST Brands Inc.	86,178	2,655
*	Lululemon Athletica Inc.	25,957	1,701
	Las Vegas Sands Corp.	19,700	1,043
			1,670,696
Consumer Staples (7.6%)
	Wal-Mart Stores Inc.	1,694,743	126,241
	Costco Wholesale Corp.	1,034,236	114,356
	Philip Morris International Inc.	940,449	81,462
	Coca-Cola Co.	1,870,597	75,030
	Whole Foods Market Inc.	1,176,674	60,575
	CVS Caremark Corp.	859,487	49,145
	Estee Lauder Cos. Inc. Class A	571,875	37,612
*	Green Mountain Coffee Roasters Inc.	478,909	35,947
	Anheuser-Busch InBev NV ADR	385,667	34,810
	Herbalife Ltd.	400,200	18,065
	Colgate-Palmolive Co.	289,766	16,601
	PepsiCo Inc.	158,600	12,972
	Brown-Forman Corp. Class B	142,179	9,604
	Kimberly-Clark Corp.	82,200	7,985
	Kroger Co.	221,400	7,647
	Kraft Foods Group Inc.	119,400	6,671
	Ingredion Inc.	87,800	5,761
	General Mills Inc.	96,800	4,698
	Altria Group Inc.	128,800	4,507
			709,689
Energy (4.2%)
	Noble Energy Inc.	899,330	53,996
	Schlumberger Ltd.	574,715	41,184
	Oceaneering International Inc.	519,425	37,503
	Cabot Oil & Gas Corp.	519,620	36,903
	Transocean Ltd.	579,861	27,804
	Valero Energy Corp.	797,824	27,740
*	Cameron International Corp.	369,685	22,610
*	Continental Resources Inc.	168,700	14,518
	Core Laboratories NV	95,185	14,436
*	Superior Energy Services Inc.	495,420	12,851
	EOG Resources Inc.	85,900	11,311
	Ensco plc Class A	194,238	11,289
*	Southwestern Energy Co.	300,070	10,962
*,^ InterOil Corp.		140,400	9,759
*	Concho Resources Inc.	114,046	9,548
	Chesapeake Energy Corp.	371,800	7,577
*	Weatherford International Ltd.	527,560	7,228
*	Atwood Oceanics Inc.	129,500	6,740
	Helmerich & Payne Inc.	97,500	6,089
	Exxon Mobil Corp.	65,522	5,920

	Marathon Petroleum Corp.	78,800	5,600
	Tesoro Corp.	106,800	5,588
	HollyFrontier Corp.	129,708	5,549
*	McDermott International Inc.	450,620	3,686
			396,391
Exchange-Traded Fund (0.9%)
^,2 Vanguard Growth ETF		1,044,900	81,669

Financials (5.0%)
	American Express Co.	963,243	72,012
	Bank of America Corp.	4,577,826	58,871
	Morgan Stanley	1,909,070	46,638
	Goldman Sachs Group Inc.	296,680	44,873
	JPMorgan Chase & Co.	813,429	42,941
	T Rowe Price Group Inc.	451,620	33,036
*	Affiliated Managers Group Inc.	90,790	14,884
	American Tower Corporation	197,645	14,462
	Citigroup Inc.	299,200	14,353
	Arthur J Gallagher & Co.	311,680	13,617
	Allied World Assurance Co. Holdings AG	148,100	13,553
*	IntercontinentalExchange Inc.	69,839	12,415
*	Berkshire Hathaway Inc. Class B	105,900	11,852
	Raymond James Financial Inc.	274,300	11,789
	Franklin Resources Inc.	63,000	8,569
*	Signature Bank/New York NY	96,832	8,039
	Discover Financial Services	164,900	7,856
	Ameriprise Financial Inc.	84,100	6,802
	Simon Property Group Inc.	41,200	6,506
*	Arch Capital Group Ltd.	107,000	5,501
*	American International Group Inc.	122,400	5,471
	Weyerhaeuser Co.	133,900	3,815
	Ventas Inc.	48,900	3,397
	Weingarten Realty Investors	90,800	2,794
	Regency Centers Corp.	36,300	1,844
	Public Storage	7,300	1,119
			467,009
Health Care (15.2%)
*	Biogen Idec Inc.	512,095	110,203
	Amgen Inc.	1,115,305	110,036
*	Gilead Sciences Inc.	2,126,266	108,886
*	Express Scripts Holding Co.	1,317,788	81,294
	Abbott Laboratories	1,950,513	68,034
*	Celgene Corp.	546,553	63,898
*	Vertex Pharmaceuticals Inc.	767,377	61,290
	Medtronic Inc.	1,167,176	60,075
	Johnson & Johnson	627,136	53,846
	Eli Lilly & Co.	1,094,252	53,750
	Zimmer Holdings Inc.	653,852	49,000
	Cooper Cos. Inc.	352,684	41,987
	McKesson Corp.	359,582	41,172
	Merck & Co. Inc.	885,153	41,115
*	Alexion Pharmaceuticals Inc.	424,114	39,120
	Novo Nordisk A/S ADR	221,405	34,311
	Aetna Inc.	486,771	30,929
*	Actavis Inc.	241,085	30,430
	Becton Dickinson and Co.	232,747	23,002

* Covance Inc.	298,100	22,697
Allergan Inc.	251,659	21,200
ResMed Inc.	467,095	21,080
CR Bard Inc.	193,044	20,980
Thermo Fisher Scientific Inc.	213,010	18,027
* BioMarin Pharmaceutical Inc.	293,842	16,393
* Catamaran Corp.	325,245	15,846
* MEDNAX Inc.	161,996	14,836
Shire plc ADR	150,779	14,341
Baxter International Inc.	168,400	11,665
* Sirona Dental Systems Inc.	173,419	11,425
* Bruker Corp.	705,610	11,396
* Onyx Pharmaceuticals Inc.	83,518	10,973
* Illumina Inc.	130,348	9,755
Essilor International SA	83,438	8,889
* Salix Pharmaceuticals Ltd.	131,950	8,729
* Mylan Inc.	270,500	8,394
* Centene Corp.	144,300	7,570
* Alkermes plc	255,170	7,318
HCA Holdings Inc.	193,800	6,988
Cigna Corp.	92,100	6,676
* DaVita Inc.	53,107	6,415
AbbVie Inc.	143,100	5,916
* Edwards Lifesciences Corp.	86,900	5,840
* Cerner Corp.	58,899	5,660
* Seattle Genetics Inc.	172,828	5,437
* Regeneron Pharmaceuticals Inc.	22,900	5,150
UnitedHealth Group Inc.	56,500	3,700
St. Jude Medical Inc.	72,900	3,326
* Charles River Laboratories International Inc.	42,000	1,723
Warner Chilcott plc Class A	30,900	614
Universal Health Services Inc. Class B	5,600	375
		1,421,712
Industrials (11.9%)
Boeing Co.	1,041,069	106,647
United Technologies Corp.	798,027	74,169
Honeywell International Inc.	907,790	72,024
3M Co.	643,166	70,330
* Hertz Global Holdings Inc.	2,128,757	52,793
* B/E Aerospace Inc.	815,844	51,463
TransDigm Group Inc.	320,895	50,307
AMETEK Inc.	1,172,336	49,590
Precision Castparts Corp.	212,002	47,915
Danaher Corp.	730,926	46,268
Parker Hannifin Corp.	389,666	37,174
^ Canadian Pacific Railway Ltd.	245,877	29,845
Dover Corp.	307,924	23,913
Pentair Ltd.	385,875	22,261
* IHS Inc. Class A	211,800	22,108
Flowserve Corp.	368,400	19,897
* Quanta Services Inc.	739,998	19,580
Union Pacific Corp.	113,000	17,434
General Electric Co.	723,788	16,785
* Stericycle Inc.	146,875	16,219
* United Continental Holdings Inc.	510,800	15,983
Tyco International Ltd.	477,681	15,740
ADT Corp.	388,774	15,493

Illinois Tool Works Inc.	198,790	13,750
MSC Industrial Direct Co. Inc. Class A	163,680	12,679
Fastenal Co.	263,350	12,075
* Kirby Corp.	148,200	11,788
United Parcel Service Inc. Class B	115,000	9,945
* Clean Harbors Inc.	195,175	9,862
Pall Corp.	137,192	9,114
* Delta Air Lines Inc.	484,500	9,065
Ingersoll-Rand plc	158,900	8,822
* WESCO International Inc.	128,709	8,747
JB Hunt Transport Services Inc.	119,770	8,652
Landstar System Inc.	167,415	8,622
* Chart Industries Inc.	88,200	8,299
* Jacobs Engineering Group Inc.	149,200	8,225
KAR Auction Services Inc.	349,440	7,992
Expeditors International of Washington Inc.	196,245	7,459
Acuity Brands Inc.	98,590	7,445
Rockwell Automation Inc.	89,000	7,399
* United Rentals Inc.	143,460	7,160
Lockheed Martin Corp.	62,200	6,746
Masco Corp.	333,200	6,494
Dun & Bradstreet Corp.	66,600	6,490
Textron Inc.	244,200	6,361
* Verisk Analytics Inc. Class A	95,696	5,713
WW Grainger Inc.	22,280	5,619
Fortune Brands Home & Security Inc.	119,400	4,626
* Alaska Air Group Inc.	77,914	4,051
Emerson Electric Co.	17,300	944
		1,118,082
Information Technology (29.3%)
* Google Inc. Class A	287,717	253,297
Cisco Systems Inc.	10,344,066	251,464
Microsoft Corp.	5,822,801	201,061
Apple Inc.	485,809	192,419
International Business Machines Corp.	563,351	107,662
Oracle Corp.	3,462,980	106,383
Mastercard Inc. Class A	174,590	100,302
* NetApp Inc.	2,239,410	84,605
* Alliance Data Systems Corp.	426,642	77,235
Visa Inc. Class A	421,431	77,017
* eBay Inc.	1,480,514	76,572
Xilinx Inc.	1,657,850	65,667
* LinkedIn Corp. Class A	352,331	62,821
* Yahoo! Inc.	1,953,281	49,047
Broadcom Corp. Class A	1,443,673	48,738
IAC/InterActiveCorp	1,023,764	48,690
* Check Point Software Technologies Ltd.	937,343	46,567
Altera Corp.	1,362,141	44,937
* Red Hat Inc.	896,286	42,860
* SanDisk Corp.	657,788	40,191
EMC Corp.	1,476,148	34,867
Microchip Technology Inc.	910,545	33,918
QUALCOMM Inc.	502,782	30,710
* VMware Inc. Class A	445,059	29,814
Western Digital Corp.	475,125	29,501
Amphenol Corp. Class A	349,760	27,260
Intuit Inc.	444,765	27,144

Intel Corp.	1,116,072	27,031
Fidelity National Information Services Inc.	563,275	24,131
* Salesforce.com Inc.	615,843	23,513
Avago Technologies Ltd.	617,020	23,064
Paychex Inc.	601,042	21,950
* BMC Software Inc.	473,091	21,355
* Facebook Inc. Class A	845,357	21,016
* Cognizant Technology Solutions Corp. Class A	324,110	20,293
* Workday Inc. Class A	294,430	18,870
* Cadence Design Systems Inc.	1,300,416	18,830
* Gartner Inc.	324,429	18,489
* NetSuite Inc.	191,038	17,526
* Informatica Corp.	445,075	15,569
* NCR Corp.	439,215	14,490
* Trimble Navigation Ltd.	543,620	14,140
* Lam Research Corp.	313,825	13,915
FEI Co.	185,242	13,521
* WEX Inc.	175,930	13,494
Jack Henry & Associates Inc.	279,090	13,154
Accenture plc Class A	176,900	12,730
* Electronic Arts Inc.	548,500	12,599
* Autodesk Inc.	362,980	12,320
* F5 Networks Inc.	146,265	10,063
* Citrix Systems Inc.	164,250	9,909
Texas Instruments Inc.	274,500	9,572
* Rovi Corp.	408,425	9,328
* Atmel Corp.	1,266,053	9,305
* QLogic Corp.	933,207	8,921
* Nuance Communications Inc.	484,865	8,912
Motorola Solutions Inc.	146,257	8,443
Symantec Corp.	369,900	8,312
Maxim Integrated Products Inc.	298,935	8,304
* Akamai Technologies Inc.	182,267	7,755
* Equinix Inc.	41,450	7,657
Computer Sciences Corp.	173,740	7,605
* Emulex Corp.	1,126,001	7,342
* Vantiv Inc. Class A	260,000	7,176
* Teradata Corp.	126,678	6,363
* LSI Corp.	888,300	6,342
* Itron Inc.	147,500	6,258
* Concur Technologies Inc.	66,550	5,416
MAXIMUS Inc.	59,300	4,417
* Freescale Semiconductor Ltd.	269,900	3,657
NVIDIA Corp.	202,900	2,847
		2,746,653
Materials (3.3%)
Monsanto Co.	1,222,244	120,758
Sherwin-Williams Co.	247,204	43,656
FMC Corp.	537,233	32,804
Ashland Inc.	222,275	18,560
* WR Grace & Co.	215,635	18,122
Albemarle Corp.	267,930	16,689
Eagle Materials Inc.	141,820	9,398
Celanese Corp. Class A	180,400	8,082
Praxair Inc.	68,560	7,895
PPG Industries Inc.	51,391	7,524
Martin Marietta Materials Inc.	74,695	7,352

Cytec Industries Inc.			72,600	5,318
CF Industries Holdings Inc.			30,700	5,265
* Allied Nevada Gold Corp.			632,142	4,096
Rock Tenn Co. Class A			39,500	3,945
Westlake Chemical Corp.			14,300	1,379
				310,843
Telecommunication Services (1.4%)
Verizon Communications Inc.			1,977,616	99,553
* SBA Communications Corp. Class A			377,196	27,958
T-Mobile US Inc.			95,800	2,377
				129,888
Total Common Stocks (Cost $6,934,532)				9,052,632

	Coupon
Temporary Cash Investments (4.2%)[1]
Money Market Fund (2.5%)
[3,4] Vanguard Market Liquidity Fund	0.127%		233,225,982	233,226

			Face
			Amount
			($000)
Repurchase Agreement (1.6%)
Bank of America Securities, LLC
(Dated 6/28/13, Repurchase Value
$148,102,000, collateralized by Federal
National Mortgage Assn. 2.500%-7.000%,
6/1/25-7/1/47 and Federal Home Loan
Mortgage Corp. 2.500%-6.500%, 6/1/26-
6/1/43, with a value of $151,062,000)	0.130%	7/1/13	148,100	148,100

U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.085% - 0.110%	8/21/13	5,700	5,699
[6,7] Federal Home Loan Bank Discount Notes	0.090%	10/25/13	300	300
7 Federal Home Loan Bank Discount Notes	0.100%	11/13/13	300	300
[5,6] Freddie Mac Discount Notes	0.130%	9/16/13	1,400	1,399
[5,6] Freddie Mac Discount Notes	0.120%	11/5/13	1,000	999
				8,697
Total Temporary Cash Investments (Cost $390,024)				390,023
Total Investments (100.9%) (Cost $7,324,556)				9,442,655
Other Assets and Liabilities-Net (-0.9%)[4]				(81,033)
Net Assets (100%)				9,361,622

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $44,206,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 3.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $45,416,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6 Securities with a value of $4,799,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Morgan Growth Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,012,783	39,849	—
Temporary Cash Investments	233,226	156,797	—
Futures Contracts—Assets[1]	55	—	—
Futures Contracts—Liabilities[1]	(501)	—	—
Total	9,245,563	196,646	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	229	91,560	(1,224)
E-mini S&P 500 Index	September 2013	3	240	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2013, the cost of investment securities for tax purposes was $7,324,556,000. Net unrealized appreciation of investment securities for tax purposes was $2,118,099,000, consisting of

Morgan Growth Fund

unrealized gains of $2,222,820,000 on securities that had risen in value since their purchase and $104,721,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

VANGUARD MORGAN GROWTH FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.